As filed with the Securities and Exchange Commission on November __, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09447

Jacob Funds Inc.
 (Exact name of Registrant as specified in charter)

C/O Jacob Asset Management of New York LLC
727 2nd Street #106
Hermosa Beach, CA 90254
 (Address of principal executive offices) (Zip code)

Ryan Jacob
C/O Jacob Asset Management of New York LLC
727 2nd Street #106
Hermosa Beach, CA 90254
 (Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  August 31, 2018

Item 1. Reports to Stockholders.

Jacob Internet Fund
Jacob Small Cap Growth Fund
Jacob Micro Cap Growth Fund

Annual Report
August 31, 2018

The Jacob Internet Fund, Jacob Small Cap Growth Fund and
Jacob Micro Cap Growth Fund are mutual funds with the
primary investment objective of long-term growth of capital.

The Jacob Internet Fund has current income as a secondary objective.

Investment Adviser
Jacob Asset Management of New York LLC

TABLE OF CONTENTS

Letter From the Manager	1
Industry Breakdowns	4
Fund Performance	7
Schedules of Investments	12
Statements of Assets and Liabilities	21
Statements of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	26
Notes to the Financial Statements	31
Report of Independent Registered Public
Accounting Firm	44
Additional Information on Fund Expenses	45
Additional Information	47

Dear Fellow Investors,

Stocks continued to post meaningful gains across most market indexes in the latest fiscal year. Although there were some minor corrections along the way, overall optimism regarding economic growth here in the United States has led to investors willing to pay higher prices for stocks. Additionally, corporate earnings continue to accelerate, helped along by a tax reform induced stimulus. Legitimate concerns regarding the pace of interest rate hikes and global trade skirmishes have resulted in a bit more tempered enthusiasm in recent months. Large capitalization stocks have borne the brunt of these concerns, while smaller capitalization names have been relatively insulated from the potential effects. We assume these issues will stay in the forefront, and this has further increased our confidence that smaller companies will continue to outperform going forward. Accordingly, we continue a path of increasing our weightings toward smaller companies in order for the Funds to best take advantage of these trends.

Jacob Internet Fund

The Jacob Internet Fund was up 28.12% for the fiscal period ended August 31, 2018, slightly outperforming the NASDAQ Composite Index which returned 27.49%. At the beginning of the fiscal period, it was more difficult to keep up with the market averages and our peers, but the Fund’s relative performance greatly improved with the correction in larger capitalization names in February. This rotation from larger to smaller companies helped give the Fund an advantage as a key part of the Fund’s strategy has always been to seek out early-stage businesses that have the potential for a more meaningful impact on the Fund’s performance. We still believe this more diverse mix of market caps compared to our peers and the major indices will provide the Fund an opportunity to significantly outperform over the long term.

As for individual stocks, some of our newest names really shined the brightest over the latest fiscal period, and some existing heavily weighted names contributed as well. Twilio, Inc., up over 175% in this period, moved past some of its issues with larger customers by building out a more diverse customer base and also widening its addressable market by introducing a handful of new innovative communication products. Twitter, Inc., an outperformer from last year, was up over 108% and continues to improve and streamline their service for the benefit of both consumers and advertisers. Small new positions like Tabula Rasa HealthCare, Inc. and Teladoc Health, Inc. are up over 241% and 144%, respectively, as they address important advancements in health care like medication management and telehealth services.

We did have a handful of long-time holdings that were down in the fiscal period, although thankfully, they were not among our top positions. SINA Corp., the Chinese internet media company was down over 30% in the period, more due to concerns regarding the Chinese economy in the midst of trade tensions with the US rather than any issues with operational performance. Internet check depositing pioneer Mitek Systems, Inc. was down about 29% in the period, mainly from a clumsy transition in the management suite and some slowing growth in their emerging ID business. LogMeIn, Inc., down 25% in the fiscal period, which has had a stellar track record managing their various online security and communication businesses, was a bit more cautious in their latest earnings report, leading to some analyst downgrades. We would note, however, that in all three cases we believe that most of the above-mentioned issues should be temporary. The companies remain holdings in the Fund, and we have in some cases added to our positions.

Jacob Small Cap Growth Fund

The Jacob Small Cap Growth Fund posted very strong returns in the fiscal year, up 55.14% and 55.56% for the Investor Class and Institutional Class, respectively, while the Russell 2000 Growth Index was up 30.72%. While the Fund’s performance was relatively broad based, it is highlighted by the fact that nine of the Fund’s holdings were up over 90% in the fiscal period.

Healthcare related names led the way, with CareDx, Inc. and Codexis, Inc. up 318% and 210%, respectively, in the period and are now some of the largest positions in the Fund. CareDx, Inc. successfully launched its kidney diagnostic test nationwide and Codexis, Inc. continues to sign more partnerships for its enzymes in both food and medicine. On the consumer side, BJ’s Restaurants, Inc. and teen retailers Tilly’s, Inc. and American Eagle, Inc. were up over 153%, 129% and 95%, respectively, reflecting not only good management but also the overall strength in discretionary spending we have seen this year.

Even with this outstanding performance, we did have a few names that underperformed our expectations in the fiscal period. Besides Mitek (mentioned in Internet), many of the poor performers were small in size and therefore had a limited impact. Ceva, Inc., one of the Fund’s only semiconductor names, was down about 25% in the period as the company was buffeted by weakness in the sector and some issues with its Chinese customers. Nexa Resources SA was down more than 22% in the period, mainly as a byproduct of concerns regarding commodity prices rather than any operational issues. Another small position, drug company Mersana, was down over 20% in the fiscal year as they had their lead product put on an FDA clinical hold (which was recently released). All three companies remain holdings in the Fund and we have selectively taken advantage of price weakness to add to our positions.

Jacob Micro Cap Growth Fund

The Jacob Micro Cap Growth Fund posted even more impressive returns, up 63.08% and 63.43% for the Investor Class and Institutional Class, respectively, in the fiscal period, while the Russell Micro Cap Growth Index was up 27.66%. We enjoyed some extremely strong moves from some of our most heavily weighted positions. Health care-related names accounted for all four of our top-performing positions, and all of them were up more than 200% for the fiscal year. We previously mentioned CareDx, Inc. and Codexis, Inc. – which were two of the Fund’s biggest holdings for most of the year – as well as new holding Tabula Rasa HealthCare, Inc. We also saw a 226% rise in cataract lens developer STAAR Surgical Company, a name that we recently sold out of the Fund because its valuation reached levels we were no longer comfortable with and its market cap started to exceed levels that we focus on given the fund’s mandate.

After several years of predicting a rise in M&A for smaller cap stocks, the Fund definitely saw an uptick in deal-making among its holdings. The activity started with the completion of the purchase of online review aggregator BazaarVoice and ended with the latest deal to be announced, the sale of real estate data provider Reis, Inc. to Moody’s, both of which were actually owned in all three funds. In between those two deals, Ignyta (also a Small Cap holding), Jamba, Inc. and Radisys Corp. (also an Internet holding) announced deals to be acquired. Even since the recent end of the fiscal year, Senomyx, Inc. agreed to a sale of its business to the Swiss food flavoring giant Firmenich. Although sometimes the takeover premiums were not as large as we would have liked, it is always fulfilling to see validation of the value in Fund investments, some of which we have owned for an extended period.

The Fund did own some names that underperformed in the year as well, including several of the new miners we added. Two of our lithium plays – Nemaska Lithium, Inc. and Wealth Minerals Ltd. – saw declines of 37% and 55%, respectively – while zinc miner Solitario Zinc Corp. saw a 46% decline. All of these companies face a host of meaningful risks and will require a good deal of capital in the future to pursue their business plans, so we will maintain very small positions in all of them. However, we also believe that those companies and our other commodity plays enjoy healthy potential upside as global demand grows and believe they provide the Fund with some important diversification should any meaningful inflation take hold.

As always, we believe that staying true to our investment philosophy and process is still key to obtaining the best possible long-term investment performance for our shareholders.  Thank you for your continued confidence and trust.

Ryan Jacob
Chairman and Chief Investment Officer
Portfolio Manager

Frank Alexander
Portfolio Manager

Darren Chervitz
Portfolio Manager

Past performance is not a guarantee of future results.

Performance data reflects fee waivers and in the absence of these waivers performance would be reduced.

Diversification does not assure a profit or protect against a loss in a declining market.

Must be accompanied or preceded by a prospectus.

The opinions expressed above are those of the portfolio manager and are subject to change at any time. Forecasts cannot be guaranteed and should not be considered investment advice.

Mutual fund investing involves risk; loss of principal is possible. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. There are more specific risks inherent in investing in the Internet area, particularly with respect to smaller capitalized companies and the high volatility of Internet stocks. The Funds can invest in small-and mid-cap securities which involve additional risks such as limited liquidity and greater volatility. Investments in micro capitalization companies may involve greater risks, as these companies tend to have limited product lines, markets and financial or managerial resources. Micro cap stocks often also have a more limited trading market, such that the Adviser may not be able to sell stocks at an optimal time or price. In addition, less frequently-traded securities may be subject to more abrupt price movements than securities of larger capitalized companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer term debt securities.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Current and future portfolio holdings are subject to risk.

Please refer to the schedule of investments for complete Fund holdings information.

The NASDAQ Composite Index is a market capitalization weighted index that is designed to represent performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Russell 2000 Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values.  The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.  It is not possible to invest directly in an index.

The Funds are distributed by Quasar Distributors, LLC.

JACOB INTERNET FUND
INDUSTRY BREAKDOWN AS OF AUGUST 31, 2018
(as a percentage of total investments)
(Unaudited)

JACOB SMALL CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF AUGUST 31, 2018
(as a percentage of total investments)
(Unaudited)

JACOB MICRO CAP GROWTH FUND
INDUSTRY BREAKDOWN AS OF AUGUST 31, 2018
(as a percentage of total investments)
(Unaudited)

Comparison of $10,000 Investment in
Jacob Internet Fund vs. Indices (Unaudited)

	Average Annual Total Returns through August 31, 2018

	One Year	Five Year	Ten Year
Jacob Internet Fund	28.12%	16.15%	14.55%
S&P 500® Index	19.66%	14.52%	10.86%
NASDAQ Composite Index	27.49%	19.15%	14.46%
NASDAQ Internet Index	27.46%	20.72%	20.95%

The Standard & Poor’s 500® Index (S&P 500®) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks.  The NASDAQ Internet Index (QNET) is a modified market capitalization-weighted index designed to track the performance of the largest and most liquid U.S.-listed companies engaged in internet-related businesses.  The returns of the indices are not reduced by any fees or operating expenses.  An investor cannot invest directly in an index.

This chart assumes an initial gross investment of $10,000 made on September 1, 2008 and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, if any, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than the original cost.

Comparison of $1,000,000 Investment in
Jacob Small Cap Growth Fund Institutional Class vs. Russell 2000 Growth Index (Unaudited)

	Average Annual Total Returns through August 31, 2018

	One Year	Five Year	Since Inception
Jacob Small Cap Growth Fund Institutional Class	55.56%	10.42%	14.93%
Russell 2000 Growth Index	30.72%	14.20%	17.62%

The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.  The return of the index is not reduced by any fees or operating expenses.  An investor cannot invest directly in an index.

This chart assumes an initial gross investment of $1,000,000 made on November 12, 2012 (commencement of operations) and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, if any, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than the original cost.

Comparison of $10,000 Investment in
Jacob Small Cap Growth Fund Investor Class vs. Russell 2000 Growth Index (Unaudited)

	Average Annual Total Returns through August 31, 2018

	One Year	Five Year	Since Inception*
Jacob Small Cap Growth Fund Investor Class	55.14%	10.11%	12.22%
Russell 2000 Growth Index	30.72%	14.20%	16.00%

The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.  The return of the index is not reduced by any fees or operating expenses.  An investor cannot invest directly in an index.

This chart assumes an initial gross investment of $10,000 made on February 1, 2010 (date of reorganization) and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, if any, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so your shares, when redeemed, may be worth more or less than the original cost.

____________
*
Fund performance is shown beginning on February 1, 2010, which is the date the Rockland Small Cap Growth Fund (the “Predecessor Fund”) was reorganized into the Fund and the investment team of Jacob Asset Management of New York LLC (the “Adviser”) took over management of the Predecessor Fund’s portfolio.  The Predecessor Fund was managed by another investment advisory firm.  Performance information prior to February 1, 2010 is not shown.

Comparison of $1,000,000 Investment in
Jacob Micro Cap Growth Fund Institutional Class vs. Indices (Unaudited)

	Average Annual Total Returns through August 31, 2018

	One Year	Five Year	Since Inception*
Jacob Micro Cap Growth Fund Institutional Class	63.43%	7.53%	10.53%
Russell Microcap Growth Index	27.66%	11.62%	14.51%
Russell 2000 Growth Index	30.72%	14.20%	16.27%

The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. Equity market.  It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.  The returns of the indices are not reduced by any fees or operating expenses.  An investor cannot invest directly in an index.

This chart assumes an initial gross investment of $1,000,000 made on October 16, 2012 (the day the Adviser took over exclusive management) and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, if any, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

____________
*
Fund performance is shown beginning on October 16, 2012, which is when the Adviser’s investment team took over exclusive management of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) (the “Predecessor Fund”), which was reorganized into the Fund on November 12, 2012.  In previous years, the Predecessor Fund was managed by another investment advisory firm, and, from July 9, 2012 through October 15, 2012, it was managed by the Adviser along with the portfolio manager from the prior advisory firm.  Performance information prior to October 16, 2012 is not shown, but is reflected in the Total Return figures in the Financial Highlights section of the financial statements.

Comparison of $10,000 Investment in
Jacob Micro Cap Growth Fund Investor Class vs. Indices (Unaudited)

	Average Annual Total Returns through August 31, 2018

	One Year	Five Year	Since Inception*
Jacob Micro Cap Growth Fund Investor Class	63.08%	7.24%	10.20%
Russell Microcap Growth Index	27.66%	11.62%	14.51%
Russell 2000 Growth Index	30.72%	14.20%	16.27%

The Russell Microcap Growth Index measures the performance of the microcap growth segment of the U.S. Equity market.  It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Growth Index is an unmanaged index which is comprised of securities in the Russell 2000 Index with a greater-than-average growth orientation.  Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios.  The returns of the indices are not reduced by any fees or operating expenses.  An investor cannot invest directly in an index.

This chart assumes an initial gross investment of $10,000 made on October 16, 2012 (the day the Adviser took over exclusive management) and reflects the fees charged on an account.  Returns shown include the reinvestment of all dividends, if any, but do not include the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

____________
*
Fund performance is shown beginning on October 16, 2012, which is when the Adviser’s investment team took over exclusive management of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) (the “Predecessor Fund”), which was reorganized into the Fund on November 12, 2012.  In previous years, the Predecessor Fund was managed by another investment advisory firm, and, from July 9, 2012 through October 15, 2012, it was managed by the Adviser along with the portfolio manager from the prior advisory firm.  Performance information prior to October 16, 2012 is not shown, but is reflected in the Total Return figures in the Financial Highlights section of the financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS(+)
August 31, 2018

Shares				Value
	COMMON STOCKS		96.2%
	Business Services	9.1%
20,000	PayPal Holdings, Inc.*			$1,846,600
56,049	Reis, Inc.			1,291,929
1,000	YY, Inc.—Class A—ADR*^			76,430
29,975	Zillow Group, Inc.—Class C*			1,458,284
				4,673,243
	Calculating and Accounting
	Machines (No Electronic Computers)	5.6%
175,000	USA Technologies, Inc.*			2,843,750
	Communications Equipment	2.4%
193,740	I.D. Systems, Inc.*			1,247,686
	Computer Peripheral Equipment	7.6%
108,611	Immersion Corp.*			1,262,060
217,409	Mitek Systems, Inc.*			1,576,215
653,507	Radisys Corp.*			1,039,076
				3,877,351
	Computer Programing and Data Processing	16.9%
1,800	Alphabet, Inc.—Class C*			2,192,742
8,800	Facebook, Inc.—Class A*			1,546,424
5,600	Red Hat, Inc.*			827,288
30,000	Tencent Holdings Ltd. (HK)(a)			1,289,615
79,200	Twitter, Inc.*			2,786,256
				8,642,325
	Electronic Computers	3.2%
7,200	Apple, Inc.			1,638,936
	Offices & Clinics of Doctors of Medicine	2.0%
13,200	Teladoc Health, Inc.*			1,023,660
	Patent Owners and Lessors	2.3%
842,096	Digital Turbine, Inc.*			1,178,935
	Personal Services	5.5%
60,000	Yelp, Inc.—Class A*			2,827,200
	Prepackaged Software	26.4%
128,100	Hortonworks, Inc.*			2,859,192
22,800	Instructure, Inc.*			933,660
13,256	LogMeIn, Inc.			1,139,353

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
August 31, 2018

Shares				Value
	COMMON STOCKS—(Continued)		96.2%
	Prepackaged Software—(Continued)	26.4%
13,100	Paylocity Holding Corp.*			$1,040,664
7,000	salesforce.com, Inc.*			1,068,760
11,260	SINA Corp.*^			799,010
15,300	Tabula Rasa HealthCare, Inc.*			1,341,351
54,000	Twilio, Inc.—Class A*			4,355,640
				13,537,630
	Radio, Television, and Publishers’
	Advertising Representatives	4.3%
89,500	Yext, Inc.*			2,224,970
	Savings Institutions, Federally Chartered	5.2%
45,000	E*TRADE Financial Corp.*			2,648,700
	Semiconductors and Related Devices	1.2%
20,500	CEVA, Inc.*			627,300
	State Commercial Banks	1.8%
29,056	First Internet Bancorp			913,811
	Transportation Services	2.7%
10,600	Expedia Group, Inc.			1,383,300
	TOTAL COMMON STOCKS (Cost $23,267,465)			49,288,797

	SHORT TERM INVESTMENT		4.4%
	Money Market Fund	4.4%
2,247,242	Fidelity Government Portfolio-Class I, 1.82%(b)			$2,247,242
	TOTAL SHORT TERM INVESTMENT (Cost $2,247,242)			2,247,242
	TOTAL INVESTMENTS (Cost $25,514,707)		100.6%	51,536,039
	LIABILITIES IN EXCESS OF OTHER ASSETS		(0.6)%	(295,575)
	TOTAL NET ASSETS		100.0%	$51,240,464

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 2 Security. See Note 2.
(b)	7-day yield.
ADR	American Depository Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+)
August 31, 2018

Shares				Value
	COMMON STOCKS		99.4%
	Apparel and Accessory Stores	2.1%
18,400	Tilly’s, Inc.—Class A			$432,768
	Bituminous Coal and Lignite Surface Mining	1.8%
4,200	Arch Coal, Inc.—Class A			372,414
	Business Services	1.2%
10,721	Reis, Inc.			247,119
	Chemical and Fertilizer Mineral Mining	3.1%
32,500	Lithium Americas Corp.*^			155,025
33,000	Nexa Resources SA ^			397,650
30,000	Orocobre Ltd.*^			93,204
				645,879
	Computer Peripheral Equipment	5.2%
39,883	Immersion Corp.*			463,440
87,100	Mitek Systems, Inc.*			631,475
				1,094,915
	Crude Petroleum and Natural Gas	8.2%
21,000	Carrizo Oil & Gas, Inc.*			508,620
13,000	Oasis Petroleum, Inc.*			174,980
49,200	Ring Energy, Inc.*			580,560
58,447	Rosehill Resources, Inc.—Class A*			466,407
				1,730,567
	Eating Places	4.2%
3,000	BJ’s Restaurants, Inc.			227,100
10,000	Chuy’s Holdings, Inc.*			289,500
31,000	El Pollo Loco Holdings, Inc.*			368,900
				885,500
	Family Clothing Stores	4.2%
12,000	Abercrombie & Fitch Co.—Class A			260,040
24,000	American Eagle Outfitters, Inc.			623,040
				883,080
	Hotels & Motels	0.1%
1,500	Red Lion Hotels Corp.*			20,475
	Industrial Organic Chemicals	7.0%
86,046	Codexis, Inc.*			1,479,991

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
August 31, 2018

Shares				Value
	COMMON STOCKS—(Continued)		99.4%
	Medical Laboratories	8.8%
75,867	CareDx, Inc.*			$1,844,327
	Metal Mining	0.2%
80,000	Nemaska Lithium, Inc.*^			48,152
	Miscellaneous Business Services	1.7%
4,000	NV5 Global, Inc.*			353,800
	Offices & Clinics of Doctors of Medicine	1.7%
4,600	Teladoc Health, Inc.*			356,730
	Personal Services	4.8%
21,250	Yelp, Inc.—Class A*			1,001,300
	Pharmaceutical Preparations	8.7%
19,300	ChemoCentryx, Inc.*			254,374
4,234	Esperion Therapeutics, Inc.*			209,541
145,000	Imprimis Pharmaceuticals, Inc.*			440,800
2,000	Intercept Pharmaceuticals, Inc.*			223,600
16,000	Mersana Therapeutics, Inc.*			223,200
18,775	Omeros Corp.*			485,897
				1,837,412
	Prepackaged Software	18.8%
45,400	Hortonworks, Inc.*			1,013,328
7,900	Instructure, Inc.*			323,505
4,600	LogMeIn, Inc.			395,370
4,400	Paylocity Holding Corp.*			349,536
4,800	Tabula Rasa HealthCare, Inc.*			420,816
18,000	Twilio, Inc.—Class A*			1,451,880
				3,954,435
	Radio, Television, and Publishers’
	Advertising Representatives	3.6%
31,000	Yext, Inc.*			770,660
	Savings Institutions, Not Federally Chartered	2.3%
28,786	First Northwest Bancorp*			481,878
	Semiconductors and Related Devices	1.1%
7,600	CEVA, Inc.*			232,560

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
August 31, 2018

Shares				Value
	COMMON STOCKS—(Continued)		99.4%
	Special Industry Machinery	1.9%
42,124	Energy Recovery, Inc.*			$408,181
	State Commercial Banks	1.8%
11,875	First Internet Bancorp			373,469
	Surgical and Medical Instruments and Apparatus	4.1%
161,800	Alphatec Holdings, Inc.*			567,918
10,000	Intersect ENT, Inc.*			293,000
				860,918
	Water, Sewer, Pipeline, and Communications
	and Power Line Construction	2.8%
13,400	MasTec, Inc.*			586,920
	TOTAL COMMON STOCKS (Cost $13,411,206)			20,903,450

	WARRANTS	0.0%
12,750	TearLab Corp.*(a)			—
	TOTAL WARRANTS (Cost $0)			—

	SHORT TERM INVESTMENT		1.0%
	Money Market Fund	1.0%
214,647	Fidelity Government Portfolio-Class I, 1.82%(b)			214,647
	TOTAL SHORT TERM INVESTMENT (Cost $214,647)			214,647
	TOTAL INVESTMENTS (Cost $13,625,853)		100.4%	21,118,097
	LIABILITIES IN EXCESS OF OTHER ASSETS		(0.4)%	(81,477)
	TOTAL NET ASSETS		100.0%	$21,036,620

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 3 security. See Note 2.
(b)	7-day yield.
(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+)
August 31, 2018

Shares				Value
	COMMON STOCKS		88.9%
	Advertising	1.9%
132,428	IZEA Worldwide, Inc.*			$229,100
	Apparel and Accessory Stores	2.7%
13,800	Tilly’s, Inc.—Class A			324,576
	Biological Products, (No Diagnostic Substances)	1.2%
8,800	Krystal Biotech, Inc.*			144,408
	Bituminous Coal & Lignite Mining	0.9%
13,000	Ramaco Resources, Inc.*			103,350
	Business Services	2.0%
10,249	Reis, Inc.			236,239
	Calculating and Accounting
	Machines (No Electronic Computers)	6.4%
47,000	USA Technologies, Inc.*			763,750
	Chemical and Fertilizer Mineral Mining	1.0%
57,000	Advantage Lithium Corp.*^			35,055
18,000	Lithium Americas Corp.*^			85,860
				120,915
	Commercial Physical and Biological Research	1.1%
110,000	Senomyx, Inc.*			126,500
	Communications Equipment	2.8%
51,599	I.D. Systems, Inc.*			332,298
	Computer Communications Equipment	6.2%
140,200	Lantronix, Inc.*			745,864
	Computer Peripheral Equipment	10.9%
22,674	Immersion Corp.*			263,472
49,925	Mitek Systems, Inc.*			361,956
231,994	Radisys Corp.*			368,871
298,021	Top Image Systems Ltd.*^			303,981
				1,298,280
	Crude Petroleum & Natural Gas	0.8%
8,000	Ring Energy, Inc.*			94,400
	Eating Places	4.5%
2,300	BJ’s Restaurants, Inc.			174,110

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
August 31, 2018

Shares				Value
	COMMON STOCKS—(Continued)		88.9%
	Eating Places—(Continued)	4.5%
5,400	Chuy’s Holdings, Inc.*			$156,330
17,000	El Pollo Loco Holdings, Inc.*			202,300
				532,740
	Gold and Silver Ores	0.6%
180,000	Solitario Zinc Corp.*			68,076
	Help Supply Services	0.6%
32,000	Staffing 360 Solutions, Inc.*			76,800
	Hobby, Toy & Game Shops	1.5%
20,000	Build-A-Bear Workshop, Inc.*			184,000
	Hotels & Motels	0.1%
1,000	Red Lion Hotels Corp.*			13,650
	Industrial Organic Chemicals	6.1%
42,506	Codexis, Inc.*			731,103
	Lumber and Other Construction Materials	2.5%
61,000	Aspen Aerogels, Inc.*			295,240
	Medical Laboratories	8.4%
41,333	CareDx, Inc.*			1,004,805
	Medicinal Chemicals and Botanical Products	1.1%
30,000	ChromaDex Corp.*			135,900
	Metal Mining	0.6%
60,000	Nemaska Lithium, Inc.*^			36,114
48,000	Wealth Minerals Ltd.*^			29,184
				65,298
	Patent Owners and Lessors	2.4%
202,300	Digital Turbine, Inc.*			283,220
	Pharmaceutical Preparations	6.4%
9,700	ChemoCentryx, Inc.*			127,846
82,389	Imprimis Pharmaceuticals, Inc.*			250,463
9,000	Mersana Therapeutics, Inc.*			125,550
10,325	Omeros Corp.*			267,211
				771,070

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
August 31, 2018

Shares				Value
	COMMON STOCKS—(Continued)		88.9%
	Prepackaged Software	3.6%
5,500	Hortonworks, Inc.*			$122,760
3,100	Instructure, Inc.*			126,945
2,100	Tabula Rasa HealthCare, Inc.*			184,107
				433,812
	Radio, Television, and Publishers’
	Advertising Representatives	0.7%
3,500	Yext, Inc.*			87,010
	Savings Institutions, Not Federally Chartered	2.2%
16,022	First Northwest Bancorp*			268,208
	Semiconductors and Related Devices	1.1%
4,240	CEVA, Inc.*			129,744
	Special Industry Machinery	1.9%
24,000	Energy Recovery, Inc.*			232,560
	State Commercial Banks	1.7%
6,615	First Internet Bancorp			208,042
	Surgical and Medical Instruments and Apparatus	5.0%
91,600	Alphatec Holdings, Inc.*			321,516
91,160	iCAD, Inc.*			273,480
				594,996
	TOTAL COMMON STOCKS (Cost $7,372,792)			10,635,954

	WARRANTS		0%
9,750	TearLab Corp.*(a)			—
	TOTAL WARRANTS (Cost $0)			—

The accompanying notes are an integral part of these financial statements.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS(+) (Continued)
August 31, 2018

Shares				Value
	SHORT TERM INVESTMENT		10.8%
	Money Market Fund	10.8%
1,286,366	Fidelity Government Portfolio-Class I, 1.82%(b)			$1,286,366
	TOTAL SHORT TERM INVESTMENT (Cost $1,286,366)			1,286,366
	TOTAL INVESTMENTS (Cost $8,659,158)		99.7%	11,922,320
	OTHER ASSETS IN EXCESS OF LIABILITIES		0.3%	30,017
	TOTAL NET ASSETS		100.0%	$11,952,337

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	Level 3 security. See Note 2.
(b)	7-day yield.
(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2018

		Jacob	Jacob
	Jacob	Small Cap	Micro Cap
	Internet Fund	Growth Fund	Growth Fund
Assets:
Investments, at value (cost $25,514,707, $13,625,853 and
$8,659,158, respectively)	$51,536,039	$21,118,097	$11,922,320
Receivable for capital shares sold	14,572	266,050	38,120
Receivable for investments sold	—	183,678	91,914
Dividend and interest receivable	4,591	2,089	1,347
Due from adviser	346	1,058	2,238
Prepaid expenses and other assets	18,090	13,301	11,077
Total Assets	51,573,638	21,584,273	12,067,016

Liabilities:
Payable for securities purchased	101,359	449,202	57,919
Payable for capital shares repurchased	2,156	21,033	34
Payable for investment adviser fees	52,797	9,571	—
Payable for distribution and shareholder
servicing expenses – Investor Class (see Note 7)	81,584	4,806	1,715
Accrued audit fees	15,500	15,500	15,500
Accrued directors fees	13,957	5,035	2,769
Accrued expenses and other liabilities	65,821	42,506	36,742
Total Liabilities	333,174	547,653	114,679
Net Assets	$51,240,464	$21,036,620	$11,952,337

Net Assets Consist Of:
Capital Stock	$24,985,856	$15,255,185	$10,759,416
Accumulated net investment loss	(1,506,580)	(196,949)	(125,655)
Accumulated net realized gain (loss) on investment transactions	1,739,856	(1,513,860)	(1,944,586)
Net unrealized appreciation on investments	26,021,332	7,492,244	3,263,162
Total Net Assets	$51,240,464	$21,036,620	$11,952,337

Institutional Class(1)
Net Assets	$—	$14,621,392	$9,098,488
Shares outstanding (20 billion shares of $0.001 par value authorized)	—	507,541	491,791
Net asset value, redemption price and offering price per share(2)	$—	$28.81	$18.50

Investor Class
Net Assets	$51,240,464	$6,415,228	$2,853,849
Shares outstanding (20 billion shares of $0.001 par value authorized)	9,480,324	226,219	168,276
Net asset value, redemption price and offering price per share(2)	$5.40	$28.36	$16.96

____________
(1) The Internet Fund currently offers Investor Class shares only. See Note 1.
(2) Redemption of shares held less than 30 days may be charged a 2% redemption fee. See Note 3.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2018

		Jacob	Jacob
	Jacob	Small Cap	Micro Cap
	Internet Fund	Growth Fund	Growth Fund
Investment Income:
Dividend income	$104,136	$66,276	$23,665
Interest income	17,906	1,846	6,893
Total Investment Income	122,042	68,122	30,558

Expenses:
Investment advisor fees	583,446	130,085	97,552
Distribution and shareholder servicing expenses-Investor Class (See Note 7)	116,689	12,116	4,598
Administration fees	56,146	41,693	39,230
Fund accounting fees	28,770	34,862	34,947
Transfer agent fees	116,520	69,570	54,151
Custody fees	7,406	7,216	6,574
Federal and state registration	22,025	34,989	33,546
Insurance expense	12,770	4,725	2,377
Audit fees	15,500	15,500	15,500
Legal fees	89,641	31,628	9,334
Printing and mailing of reports to shareholders	19,624	6,744	2,983
Directors’ fees	54,103	18,055	10,172
Miscellaneous expenses	8,776	4,828	3,790
Total Expenses	1,131,416	412,011	314,754
Expense Waiver (See Note 6)	—	(80,287)	(97,552)
Net Expenses	1,131,416	331,724	217,202
Net Investment Loss	(1,009,374)	(263,602)	(186,644)

Realized and Unrealized Gain on Investments:
Net realized gain on investments	4,454,227	1,994,513	731,995
Change in net unrealized appreciation on investments	8,240,717	5,690,609	3,913,796
Net realized and unrealized gain on investments	12,694,944	7,685,122	4,645,791
Net Increase in Net Assets Resulting from Operations	$11,685,570	$7,421,520	$4,459,147

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2018	August 31, 2017
Operations:
Net investment loss	$(1,009,374)	$(912,041)
Net realized gain on investment transactions	4,454,227	4,727,164
Change in net unrealized appreciation on investments	8,240,717	1,429,836
Net increase in net assets resulting from operations	11,685,570	5,244,959

Distributions to Shareholders:
From net realized gain:	(5,003,092)	(1,931,879)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	1,785,588	2,727,085
Proceeds from reinvestment of distribution	4,841,338	1,892,600
Cost of shares redeemed	(5,675,451)	(7,858,648)
Redemption fees	465	13,627
Net increase (decrease) in net assets resulting from capital share transactions	951,940	(3,225,336)

Net Increase in Net Assets	7,634,418	87,744
Net Assets:
Beginning of year	43,606,046	43,518,302
End of year*	$51,240,464	$43,606,046
* Includes accumulated net investment loss of:	$(1,506,580)	$(831,733)

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2018	August 31, 2017
Operations:
Net investment loss	$(263,602)	$(258,741)
Net realized gain on investment transactions	1,994,513	510,017
Change in net unrealized appreciation on investments	5,690,609	1,241,947
Net increase in net assets resulting from operations	7,421,520	1,493,223

Capital Share Transactions: (Note 3)
Proceeds from shares sold	1,731,395	199,143
Cost of shares redeemed	(2,923,267)	(3,891,298)
Redemption fees	716	231
Other transactions(1)	—	4,846
Net decrease in net assets resulting from capital share transactions	(1,191,156)	(3,687,078)

Net Increase (Decrease) in Net Assets	6,230,364	(2,193,855)
Net Assets:
Beginning of year	14,806,256	17,000,111
End of year*	$21,036,620	$14,806,256
* Includes accumulated net investment loss of:	$(196,949)	$(308,734)
____________

(1)	Reimbursement from U.S. Bancorp Fund Services, LLC due to NAV Error.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2018	August 31, 2017
Operations:
Net investment loss	$(186,644)	$(194,849)
Net realized gain (loss) on investment transactions	731,995	(1,259,469)
Change in net unrealized appreciation on investments	3,913,796	851,584
Net increase (decrease) in net assets resulting from operations	4,459,147	(602,734)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	1,609,290	149,937
Cost of shares redeemed	(1,500,576)	(982,732)
Redemption fees	667	—
Net increase (decrease) in net assets resulting from capital share transactions	109,381	(832,795)

Net Increase (Decrease) in Net Assets	4,568,528	(1,435,529)
Net Assets:
Beginning of year	7,383,809	8,819,338
End of year*	$11,952,337	$7,383,809
* Includes accumulated net investment loss of:	$(125,655)	$—

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB INTERNET FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2018		2017		2016		2015		2014
Per Share Data:
Net asset value, beginning of year	$4.76		$4.39		$3.96		$4.51		$3.81

Income (loss) from investment operations:
Net investment loss	(0.11	)(4)	(0.10	)(4)	(0.10	)(1)	(0.08	)(1)	(0.09	)(1)
Net realized and unrealized gain (loss)
on investment transactions	1.31		0.67		1.02		(0.03)		0.79
Total from investment operations	1.20		0.57		0.92		(0.11)		0.70
Less distributions from net realized gains	(0.56)		(0.20)		(0.49)		(0.44)		—
Paid in capital from redemption fees(2)	0.00		0.00		0.00		0.00		0.00
Net asset value, end of year	$5.40		$4.76		$4.39		$3.96		$4.51
Total return	28.12%		13.65%		25.31%		(2.14)%		18.37%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$51,240		$43,606		$43,518		$38,860		$45,546
Ratio of operating expenses to average net assets(3)	2.42%		2.38%		2.60%		2.46%		2.42%
Ratio of net investment loss to average net assets(3)	(2.16)%		(2.15)%		(2.47)%		(1.93)%		(2.00)%
Portfolio turnover rate	46%		46%		43%		50%		56%
____________

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Less than $0.01 per share.
(3)
For the period September 1, 2013 through January 2, 2019, the Adviser has contractually agreed to waive its advisory fee in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s gross operating expense ratio exceeds 2.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(4)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2018	2017		2016(1)		2015		2014
Per Share Data:
Net asset value, beginning of year	$18.52	$16.82		$18.95		$19.01		$17.67

Income (loss) from investment operations:
Net investment loss(2)	(0.34)	(0.27)		(0.29)		(0.36)		(0.35)
Net realized and unrealized gain (loss)
on investment transactions	10.63	1.97		(1.73)		(0.30	)(3)	1.69
Total from investment operations	10.29	1.70		(2.02)		(0.06)		1.34
Less distributions from return on capital	—	—		(0.11)		—		—
Paid in capital from redemption fees	0.00 (7)	—		—		—		—
Net asset value, end of year	$28.81	$18.52		$16.82		$18.95		$19.01
Total return	55.56%	10.11	%(4)	(10.64	)%(4)	(0.32)%		7.58%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$14,621	$10,480		$12,012		$9,367		$10,164
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.46%	2.59%		2.94%		2.17%		2.25%
Ratio of net operating expenses
(after waiver) to average net assets(5)	1.95%	1.95%		2.04%		1.95%		1.95%
Ratio of net investment loss
(prior to waiver) to average net assets	(2.04)%	(2.19)%		(2.80)%		(2.00)%		(2.16)%
Ratio of net investment loss
(after waiver) to average net assets(5)	(1.53)%	(1.55)%		(1.90)%		(1.78)%		(1.86)%
Portfolio turnover rate(6)	81%	60%		58%		84%		86%
____________

(1)	On August 29, 2016, Investor Class shares of the Jacob Wisdom Fund series of Jacob Funds Inc. were reorganized into Institutional Class Shares of the Small Cap Growth Fund.
(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(3)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain on investment transactions varies from the amount shown in the statement of changes in net assets.
(4)
Includes adjustments in accordance with GAAP and, consequently, the net asset values used for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

(5)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2019, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 1.95%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(7)	Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB SMALL CAP GROWTH FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2018	2017		2016		2015	2014
Per Share Data:
Net asset value, beginning of year	$18.28	$16.66		$18.81		$18.91	$17.63

Income (loss) from investment operations:
Net investment loss(1)	(0.40)	(0.32)		(0.34)		(0.43)	(0.40)
Net realized and unrealized gain (loss)
on investment transactions	10.48	1.94		(1.71)		0.30 (5)	1.68
Total from investment operations	10.08	1.62		(2.05)		(0.13)	1.28
Less distributions from net investment income	—	—		(0.10)		—	—
Paid in capital from redemption fees	0.00 (2)	0.00	(2)	0.00	(2)	0.03	0.00 (2)
Net asset value, end of year	$28.36	$18.28		$16.66		$18.81	$18.91
Total return	55.14%	9.72	%(3)	(10.90	)%(3)	(0.53)%	7.26%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$6,415	$4,326		$4,988		$9,246	$6,480
Ratio of gross operating expenses
(prior to waiver) to average net assets	2.71%	2.84%		3.23%		2.48%	2.59%
Ratio of net operating expenses
(after waiver) to average net assets(4)	2.25%	2.25%		2.33%		2.25%	2.25%
Ratio of net investment loss
(prior to waiver) to average net assets	(2.29)%	(2.44)%		(3.10)%		(2.31)%	(2.51)%
Ratio of net investment loss
(after waiver) to average net assets(4)	(1.83)%	(1.85)%		(2.20)%		(2.08)%	(2.17)%
Portfolio turnover rate(6)	81%	60%		58%		84%	86%
____________

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)	Amount is less than $0.01.
(3)
Includes adjustments in accordance with GAAP and, consequently, the net asset values used for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

(4)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through January 2, 2019, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.25%,  excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(5)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain on investment transactions varies from the amount shown in the statement of changes in net assets.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2018		2017		2016		2015		2014
Per Share Data:
Net asset value, beginning of year	$11.32		$12.11		$16.86		$20.65		$25.31

Income (loss) from investment operations:
Net investment loss(1)	(0.29)		(0.28)		(0.31)		(0.32)		(0.45)
Net realized and unrealized gain (loss)
on investment transactions	7.47		(0.51)		(1.15)		0.67		0.75
Total from investment operations	7.18		(0.79)		(1.46)		0.35		0.30
Less distributions from net realized gains	—		—		(3.29)		(4.14)		(4.96)
Net asset value, end of year	$18.50		$11.32		$12.11		$16.86		$20.65
Total return	63.43%		(6.52)%		(7.79)%		2.23%		0.11%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$9,098		$5,870		$6,782		$8,651		$9,979
Ratio of gross operating expenses
(prior to waiver) to average net assets	3.50%		3.86%		3.81%		2.97%		2.79%
Ratio of net operating expenses
(after waiver) to average net assets	2.40	%(2)	2.66	%(2)(3)	2.61	%(3)	2.15	%(3)	2.15	%(3)
Ratio of net investment loss
(prior to waiver) to average net assets	(3.15)%		(3.65)%		(3.74)%		(2.51)%		(2.61)%
Ratio of net investment loss
(after waiver) to average net assets	(2.05	)%(2)	(2.45	)%(2)(3)	(2.54	)%(3)	(1.69	)%(3)	(1.97	)%(3)
Portfolio turnover rate(4)	63%		48%		43%		84%		66%
____________

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 2, 2019, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.00%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(3)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through December 28, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.15%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
JACOB MICRO CAP GROWTH FUND – INVESTOR CLASS
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of the Fund outstanding throughout each year presented.

	Year Ended August 31,
	2018		2017		2016		2015		2014
Per Share Data:
Net asset value, beginning of year	$10.40		$11.16		$15.87		$19.73		$24.47

Income (loss) from investment operations:
Net investment loss(1)	(0.30)		(0.28)		(0.32)		(0.35)		(0.49)
Net realized and unrealized gain (loss)
on investment transactions	6.86		(0.48)		(1.10)		0.63		0.71
Total from investment operations	6.56		(0.76)		(1.42)		0.28		0.22
Less distributions from net realized gains	—		—		(3.29)		(4.14)		(4.96)
Paid in capital from redemption fees	0.00	(2)	—		0.00	(2)	0.00	(2)	0.00	(2)
Net asset value, end of year	$16.96		$10.40		$11.16		$15.87		$19.73
Total return	63.08%		(6.81)%		(8.06)%		1.93%		(0.25)%

Supplemental data and ratios:
Net assets, end of year (in thousands)	$2,854		$1,514		$2,037		$2,603		$2,958
Ratio of gross operating expenses
(prior to waiver) to average net assets	3.74%		4.11%		4.16%		3.32%		3.14%
Ratio of net operating expenses
(after waiver) to average net assets	2.64	%(3)	2.91	%(3)(4)	2.96	%(4)	2.45	%(4)	2.45	%(4)
Ratio of net investment loss
(prior to waiver) to average net assets	(3.41)%		(3.90)%		(4.09)%		(2.86)%		(2.96)%
Ratio of net investment loss
(after waiver) to average net assets	(2.31	)%(3)	(2.70	)%(3)(4)	(2.89	)%(4)	(1.99	)%(4)	(2.27	)%(4)
Portfolio turnover rate(5)	63%		48%		43%		84%		66%
____________

(1)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(2)	Less than $0.01 per share.
(3)
The Adviser has contractually agreed, effective December 29, 2016 through at least January 2, 2019, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.30%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(4)
The Adviser has contractually agreed, effective November 12, 2012 (date of reorganization) through December 28, 2016, to waive up to 100% of its advisory fee to the extent that the Fund’s gross operating expense ratio exceeds 2.45%, excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS
August 31, 2018

NOTE 1—DESCRIPTION OF ORGANIZATION

Jacob Funds Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of three “diversified” series, the Jacob Internet Fund (the “Internet Fund”), the Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”) and the Jacob Micro Cap Growth Fund (the “Micro Cap Growth Fund”), each a “Fund”, collectively the “Funds”, and the authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Internet Fund is long-term growth of capital with current income as a secondary objective. The primary investment objective of the Small Cap Growth Fund and Micro Cap Growth Fund is long-term growth of capital.

The Internet Fund commenced operations on December 14, 1999. The Small Cap Growth Fund commenced operations on February 1, 2010 when it acquired the assets and liabilities of the Rockland Small Cap Growth Fund series of Rockland Funds Trust in a reorganization transaction (the Small Cap Growth Fund is the successor fund to the Rockland Small Cap Growth Fund). The Small Cap Growth Fund acquired the Class I and Class R shares of the Jacob Small Cap Growth Fund II (formerly, PineBridge US Small Cap Growth Fund) series of Jacob Funds II (formerly, the PineBridge Mutual Funds) (the “Predecessor Small Cap Growth Fund”) on November 12, 2012. The Small Cap Growth Fund acquired the Investor Class shares of the Jacob Wisdom Fund series of the Corporation on August 26, 2016. The Micro Cap Growth Fund commenced operations on November 12, 2012 when it acquired the assets and liabilities of the Jacob Micro Cap Growth Fund (formerly, PineBridge US Micro Cap Growth Fund) series of Jacob Funds II (the “Predecessor Micro Cap Growth Fund”) in a reorganization transaction (the Micro Cap Growth Fund is the successor fund to the Predecessor Micro Cap Growth Fund).

The Internet Fund currently offers Investor Class shares. The Small Cap Growth Fund and Micro Cap Growth Fund currently offer Investor Class and Institutional Class shares. Each share of each class of a Fund represents an equal pro rata interest in such Fund and provides the shareholder the same voting, dividend, and other rights, except that shareholders of each class of a Fund have exclusive voting rights regarding any matter relating solely to that particular class. Shareholders may be charged a redemption fee of 2% if the shares are redeemed within 30 days of initial investment.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds are investment companies and follow accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

(a) Investment Valuation—Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2018

sale price at the close of the exchange on which the security is principally traded. The Funds values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the fund’s NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value.  Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Funds adhere to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2—
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2018

The following is a summary of the inputs used to value the Internet Fund’s investments as of August 31, 2018:

	Level 1	Level 2		Level 3	Total
Common Stocks
Prepackaged Software	$13,537,630	$—		$—	$13,537,630
Computer Programing and Data Processing	7,352,710	1,289,615	(a)	—	8,642,325
Business Services	4,673,243	—		—	4,673,243
Computer Peripheral Equipment	3,877,351	—		—	3,877,351
Calculating and Accounting Machines
(No Electronic Computers)	2,843,750	—		—	2,843,750
Personal Services	2,827,200	—		—	2,827,200
Savings Institutions, Federally Chartered	2,648,700	—		—	2,648,700
Radio, Television, and Publishers’
Advertising Representatives	2,224,970	—		—	2,224,970
Electronic Computers	1,638,936	—		—	1,638,936
Transportation Services	1,383,300	—		—	1,383,300
Communications Equipment	1,247,686	—		—	1,247,686
Patent Owners and Lessors	1,178,935	—		—	1,178,935
Offices & Clinics of Doctors of Medicine	1,023,660	—		—	1,023,660
State Commercial Banks	913,811	—		—	913,811
Semiconductors and Related Devices	627,300	—		—	627,300
Total Common Stocks	47,999,182	1,289,615		—	49,288,797
Short Term Investment
Money Market Fund	2,247,242	—		—	2,247,242
Total Investments in Securities	$50,246,424	$1,289,615		$—	$51,536,039

(a) Certain non-U.S. dollar denominated securities use systematic fair valuation.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2018

The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of August 31, 2018:

	Level 1	Level 2	Level 3		Total
Common Stocks
Prepackaged Software	$3,954,435	$—	$—		$3,954,435
Medical Laboratories	1,844,327	—	—		1,844,327
Pharmaceutical Preparations	1,837,412	—	—		1,837,412
Crude Petroleum and Natural Gas	1,730,567	—	—		1,730,567
Industrial Organic Chemicals	1,479,991	—	—		1,479,991
Computer Peripheral Equipment	1,094,915	—	—		1,094,915
Personal Services	1,001,300	—	—		1,001,300
Eating Places	885,500	—	—		885,500
Surgical and Medical Instruments and Apparatus	860,918	—	—		860,918
Family Clothing Stores	883,080	—	—		883,080
Radio, Television, and Publishers’
Advertising Representatives	770,660	—	—		770,660
Chemical and Fertilizer Mineral Mining	645,879	—	—		645,879
Water, Sewer, Pipeline, and Communications
and Power Line Construction	586,920	—	—		586,920
Savings Institutions, Not Federally Chartered	481,878	—	—		481,878
Apparel and Accessory Stores	432,768	—	—		432,768
Special Industry Machinery	408,181	—	—		408,181
State Commercial Banks	373,469	—	—		373,469
Bituminous Coal and Lignite Surface Mining	372,414	—	—		372,414
Offices & Clinics of Doctors of Medicine	356,730	—	—		356,730
Miscellaneous Business Services	353,800	—	—		353,800
Business Services	247,119	—	—		247,119
Semiconductors and Related Devices	232,560	—	—		232,560
Metal Mining	48,152	—	—		48,152
Hotels & Motels	20,475	—	—		20,475
Total Common Stocks	20,903,450	—	—		20,903,450
Warrants	—	—	—	(a)	—
Short Term Investment
Money Market Fund	214,647	—	—		214,647
Total Investments in Securities	$21,118,097	$—	$—		$21,118,097

(a) These warrants have a value of $0. Due to immateriality, no Level 3 rollforward has been presented.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2018

The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of August 31, 2018:

	Level 1	Level 2	Level 3		Total
Common Stocks
Computer Peripheral Equipment	$1,298,280	$—	$—		$1,298,280
Medical Laboratories	1,004,805	—	—		1,004,805
Pharmaceutical Preparations	771,070	—	—		771,070
Calculating and Accounting Machines
(No Electronic Computers)	763,750	—	—		763,750
Computer Communications Equipment	745,864	—	—		745,864
Industrial Organic Chemicals	731,103	—	—		731,103
Surgical and Medical Instruments and Apparatus	594,996	—	—		594,996
Eating Places	532,740	—	—		532,740
Prepackaged Software	433,812	—	—		433,812
Communications Equipment	332,298	—	—		332,298
Apparel and Accessory Stores	324,576	—	—		324,576
Lumber and Other Construction Materials	295,240	—	—		295,240
Patent Owners and Lessors	283,220	—	—		283,220
Savings Institutions, Not Federally Chartered	268,208	—	—		268,208
Business Services	236,239	—	—		236,239
Special Industry Machinery	232,560	—	—		232,560
Advertising	229,100	—	—		229,100
State Commercial Banks	208,042	—	—		208,042
Hobby, Toy & Game Shops	184,000	—	—		184,000
Biological Products, (No Diagnostic Substances)	144,408	—	—		144,408
Medicinal Chemicals and Botanical Products	135,900	—	—		135,900
Semiconductors and Related Devices	129,744	—	—		129,744
Commercial Physical and Biological Research	126,500	—	—		126,500
Chemical and Fertilizer Mineral Mining	120,915	—	—		120,915
Bituminous Coal & Lignite Mining	103,350	—	—		103,350
Crude Petroleum & Natural Gas	94,400	—	—		94,400
Radio, Television, and Publishers’
Advertising Representatives	87,010	—	—		87,010
Help Supply Services	76,800	—	—		76,800
Gold and Silver Ores	68,076	—	—		68,076
Metal Mining	65,298	—	—		65,298
Hotels & Motels	13,650	—	—		13,650
Total Common Stocks	10,635,954	—	—		10,635,954
Warrants	—	—	—	(a)	—
Short Term Investment
Money Market Fund	1,286,366	—	—		1,286,366
Total Investments in Securities	$11,922,320	$—	$—		$11,922,320

(a) These warrants have a value of $0. Due to immateriality, no Level 3 rollforward has been presented.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2018

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

(b) Income Recognition—Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

(c) Expenses—Expenses that are not attributable to a particular Fund are typically allocated in proportion to each Fund’s respective net assets.  Expenses are allocated to a particular share class in proportion to each class’s respective net assets.  Expenses are recorded on an accrual basis.

(d) Securities Transactions—Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

(e) Foreign Currency Transactions—The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(f) Distributions to Shareholders—The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(g) Federal Income Taxes—The Funds comply with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds’ taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

The Funds follow accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed as of August 31, 2018. As a result, the Funds have not recorded any liabilities for uncertain tax positions as of August 31, 2018. The standards require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for examinations by taxing authorities. As of August 31, 2018, open federal tax years include the tax years ended August 31, 2015 through August 31, 2017 and expected to be taken for tax years ended August 31, 2018, for each of the Funds.

(h) Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(i) Contingencies and Commitments—The Funds indemnify the Corporation’s Officers and Directors for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2018

would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Corporation expects the risk of loss to be remote.

NOTE 3—CAPITAL SHARE TRANSACTIONS

At August 31, 2018, there were twenty billion shares, $0.001 par value, authorized for the Corporation. Transactions in shares of the Internet Fund were as follows:

	Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Amount	Shares	Amount
Sales	353,296	$1,785,588	612,471	$2,727,085
Reinvestments	1,125,893	4,841,338	457,150	1,892,600
Redemptions	(1,168,180)	(5,675,451)	(1,808,021)	(7,858,648)
Redemption fees	—	465	—	13,627
Net increase (decrease)	311,009	$951,940	(738,400)	$(3,225,336)
Shares Outstanding:
Beginning of year	9,169,315		9,907,715
End of year	9,480,324		9,169,315

Transactions in shares of the Small Cap Growth Fund were as follows:

Institutional Class

	Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Amount	Shares	Amount
Sales	33,533	$813,745	5,121	$91,613
Redemptions	(91,853)	(1,901,400)	(153,444)	(2,695,134)
Redemption fees	—	3	—	—
Other transactions(1)	—	—	—	4,846
Net decrease	(58,320)	$(1,087,652)	(148,323)	$(2,598,675)
Shares Outstanding:
Beginning of year	565,861		714,184
End of year	507,541		565,861

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2018

Investor Class

	Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Amount	Shares	Amount
Sales	35,388	$917,650	6,101	$107,530
Redemptions	(45,760)	(1,021,867)	(68,810)	(1,196,164)
Redemption fees	—	713	—	231
Net decrease	(10,372)	$(103,504)	(62,709)	$(1,088,403)
Shares Outstanding:
Beginning of year	236,591		299,300
End of year	226,219		236,591
Total decrease for the Fund		$(1,191,156)		$(3,687,078)

(1)	Reimbursement from U.S. Bancorp Fund Services, LLC due to NAV Error.

Transactions in shares of the Micro Cap Growth Fund were as follows:

Institutional Class

	Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Amount	Shares	Amount
Sales	45,741	$651,270	9,107	$107,232
Redemptions	(72,349)	(947,002)	(50,546)	(553,721)
Net decrease	(26,608)	$(295,732)	(41,439)	$(446,489)
Shares Outstanding:
Beginning of year	518,399		559,838
End of year	491,791		518,399

Investor Class

	Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Amount	Shares	Amount
Sales	66,299	$958,020	3,971	$42,705
Redemptions	(43,500)	(553,574)	(41,086)	(429,011)
Redemption fees	—	667	—	—
Net increase (decrease)	22,799	$405,113	(37,115)	(386,306)
Shares Outstanding:
Beginning of year	145,477		182,592
End of year	168,276		145,477
Total increase (decrease)
for the Fund		$109,381		$(832,795)

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2018

A 2% redemption fee is assessed on any shares of the Funds, except those received from reinvested distributions, that are sold within 30 days following their purchase date.

From time to time, the Funds may have a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.  The following table shows the number of shareholders owning greater than 10% of the outstanding shares in each of the Funds at August 31, 2018:

Number of shareholders owning greater
Fund	than 10% of outstanding Fund shares
Internet Fund	1
Small Cap Growth Fund Institutional Class	2
Small Cap Growth Fund Investor Class	1
Micro Cap Growth Fund Institutional Class	2

NOTE 4—INVESTMENT TRANSACTIONS

During the year ended August 31, 2018, purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Internet Fund	$20,663,483	$24,941,020
Small Cap Growth Fund	13,064,977	14,011,053
Micro Cap Growth Fund	5,239,359	6,043,984

The Funds did not purchase long-term U.S. Government securities as a part of their investment strategies during the year ended August 31, 2018.

NOTE 5—TAX INFORMATION

At August 31, 2018, the components of accumulated earnings/(losses) on a tax basis for the Funds were as follows:

	Internet	Small Cap	Micro Cap
	Fund	Growth Fund	Growth Fund
Cost of Investments	$26,732,750	$13,690,457	$8,688,961
Gross unrealized appreciation	26,333,921	8,110,040	4,044,320
Gross unrealized depreciation	(1,530,632)	(682,400)	(810,961)
Net unrealized appreciation (depreciation)	$24,803,289	$7,427,640	$3,233,359
Undistributed long-term capital gains	2,221,052	—	—
Total distributable earnings	$2,221,052	$—	$—
Other accumulated losses	$(769,733)	$(1,646,205)	$(2,040,438)
Total accumulated earnings	$26,254,608	$5,781,435	$1,192,921

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2018

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales and Passive Foreign Investment Companies (“PFICs”).  At August 31, 2018, the Small Cap Growth Fund had $1,013,587 in short-term capital loss carryovers and $435,669 in long-term capital loss carryovers which are non-expiring and the Micro Cap Fund had $1,914,783 in long-term capital loss carryovers which are non-expiring. To the extent the Funds realize future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

For the fiscal year ended August 31, 2018, the following funds deferred late year losses in the following amounts:

Internet	Small Cap	Micro Cap
Fund	Growth Fund	Growth Fund
$740,093	$196,949	$125,655

The Internet Fund paid $3,957,876 out of long-term capital gains and $1,045,216 out of short-term capital gains (ordinary income) during the fiscal year ended August 31, 2018 and paid $1,669,234 out of long-term capital gains and $262,645 out of short-term capital gains (ordinary income) for the fiscal year ended August 31, 2017. The Small Cap Growth Fund and the Micro Cap Growth Fund made no distributions during the fiscal year ended August 31, 2018 and the fiscal year ended August 31, 2017.

Reclassification Adjustments:  Capital stock, accumulated net investment income (loss), and accumulated net realized gain (loss) have been adjusted in the Statements of Assets and Liabilities for permanent book-tax differences for the Funds. Differences primarily relate to the tax treatment of net operating losses, foreign currency gains and losses, equalization, REIT reclassifications, and short-term gains treated as ordinary income for tax purposes. To the extent these book and tax differences are permanent in nature, such amounts are reclassified at the end of the fiscal year among capital stock, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. Accordingly, at August 31, 2018 reclassifications were recorded as follows:

	Internet	Small Cap	Micro Cap
	Fund	Growth Fund	Growth Fund
Accumulated net investment income (loss)	$334,527	$375,387	$60,989
Accumulated net realized gain (loss) on investments	(292,243)	485,141	—
Capital Stock	(42,284)	(860,528)	(60,989)

NOTE 6—INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has entered into Investment Advisory Agreements (the “Advisory Agreements”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain Officers and a Director of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreements, the Corporation, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets up to $250 million and 1.00% of annual average net assets over $250 million; 0.80% of the Small Cap Growth Fund’s average daily net assets up to $250 million and 0.70% of annual average daily net assets over $250 million and 1.10% of the Micro Cap Growth Fund’s average daily net assets up to $250 million and 0.90% of annual average daily net assets over $250 million.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2018

The Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Internet Fund’s average daily net assets to the extent the Internet Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.95% of the average daily net assets through at least January 2, 2019. The Adviser has the ability to recoup amounts waived for a period of thirty six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Internet Fund to exceed any applicable expense limitation in place when the fee was waived. For the fiscal year ended August 31, 2018, the Adviser did not waive any fees with respect to the Internet Fund.

Effective November 12, 2012 (date of reorganization of the Predecessor Small Cap Growth Fund into the Small Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.25% and 1.95% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through at least January 2, 2019.  The Adviser has the ability to recoup amounts waived for a period of thirty six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.  For the fiscal year  ended August 31, 2018, fees of $80,287 were waived by the Adviser with respect to the Small Cap Growth Fund.

Effective November 12, 2012 (date of reorganization of the Predecessor Micro Cap Growth Fund into the Micro Cap Growth Fund) the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Micro Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.45% and 2.15% for Investor Class and Institutional Class Shares, respectively, of each class’ average daily net assets through December 28, 2016.  Effective December 29, 2016, the Adviser contractually agreed to waive up to 100% of its advisory fee to the extent the Micro Cap Growth Fund’s total annual operating expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) exceed 2.30% and 2.00% for Investor Class and Institutional Class shares, respectively, of each class’ average daily net assets through at least January 2, 2019.  The Adviser has the ability to recoup amounts waived for a period of thirty six months following such fee waivers to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation in place when the fee was waived.  For the fiscal year  ended August 31, 2018, fees of $97,552 were waived by the Adviser with respect to the Micro Cap Growth Fund.

Following is a schedule of when fees may be recouped:

Small Cap	Micro Cap
Growth Fund	Growth Fund	Expiration
$116,183	$108,084	August 31, 2019
98,037	93,322	August 31, 2020
80,287	97,552	August 31, 2021
$294,507	$298,958

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. All providers receive customary fees for services rendered.

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2018

NOTE 7—DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Internet Fund, has adopted a distribution and service plan (the “Internet Fund Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Internet Fund Plan provides that the Internet Fund will compensate the Adviser 0.25% per annum of the Internet Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Internet Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Internet Fund Plan also provides for a distribution fee equal to 0.10% of the Internet Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Internet Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Internet Fund shareholders for providing distribution assistance and promotional support to the Internet Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser.  Effective September 1, 2016 through at least January 2, 2019, the Board determined to reduce such fees payable under the Internet Fund Plan from 0.35% to 0.25% of the Internet Fund’s average daily net assets on an annual basis. The Internet Fund incurred $116,689 in expenses pursuant to the 12b-1 Plan for the fiscal year ended August 31, 2018.

The Corporation, on behalf of the Small Cap Growth Fund and Micro Cap Growth Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan as permitted by Rule 12b-1. Pursuant to the Plan, the Small Cap Growth Fund and Micro Cap Growth Fund make payments to the Distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Micro Cap Growth Funds on an annual basis.  Effective September 1, 2016 through at least January 2, 2019, the Board determined to reduce such fees payable under the Plan from 0.35% to 0.25% of the average daily net assets of the Investor Class shares of the Small Cap Growth and Micro Cap Growth Funds.  The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). The Small Cap Growth Fund incurred $12,116 and the Micro Cap Growth Fund incurred $4,598 in expenses pursuant to the Plan for the fiscal year ended August 31, 2018.

NOTE 8—INDUSTRY CONCENTRATION RISK

Internet Company Risk:  Many Internet-related companies have incurred large losses since their inception and will continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable.

Computer/Internet Technology Risk:  Companies in the rapidly changing field of computer/Internet technology face special risks. For example, their products or services may not prove commercially successful or may become obsolete quickly. The value of the Fund’s shares may be susceptible to factors affecting the computer/Internet technology area and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities not concentrated in any particular area or industry. The computer/Internet technology area may be subject

JACOB FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS (Continued)
August 31, 2018

to greater governmental regulation than many other areas and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on these areas. Additionally, companies in these areas may be subject to risks of developing technologies, competitive pressures and other factors and are dependent upon consumer and business acceptance as new technologies evolve.

NOTE 9—SUBSEQUENT EVENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”).  The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements.  The changes affect all companies that are required to include fair value measurement disclosures.  In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019.  An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date.  Management is currently evaluating the impact these changes will have on the Jacob Fund, Inc.’s financial statements and disclosures.

Also in August 2018, the Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other Commission disclosure requirements, U.S. Generally Accepted Accounting Principles, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The effective date for these disclosures is November 5, 2018. Management is currently evaluating the amendments and their impact, if any, on the Funds’ financial statements.

There were no other significant subsequent events after August 31, 2018 that would require adjustment to or additional disclosure in these financial statements.

JACOB FUNDS INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Jacob Funds Inc.
and the Shareholders of Jacob Internet Fund,
Jacob Small Cap Growth Fund and Jacob Micro Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Jacob Internet Fund, Jacob Small Cap Growth Fund, and Jacob Micro Cap Growth Fund, each a series of shares of beneficial interest in Jacob Funds Inc. (the “Funds”), including the schedules of investments, as of August 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Jacob Funds Inc. since 2010.

Philadelphia, Pennsylvania
October 25, 2018

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited)

For the Six Months Ended August 31, 2018 for the Internet Fund, Small Cap Growth Fund and Micro Cap Growth Fund

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Funds do not currently charge sales charges (loads) or exchange fees. The Funds assess a redemption fee of 2% on shares sold within 30 days following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Funds charge management fees and distribution and/or service (12b-1) fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/2018–8/31/2018) for the Internet Fund, Small Cap Growth Fund and Micro Cap Growth Fund.

Actual Expenses

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Funds charge no sales load, the Funds charge a redemption fee of 2% on shares sold within 30 days following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

JACOB FUNDS INC.
ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited) (Continued)

Internet Fund – Investor Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/18	Value 8/31/18	3/1/18–8/31/18*
Actual	$1,000.00	$1,148.90	$12.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.54	$11.74
____________
*	Expenses are equal to the Internet Fund’s annualized expense ratio of 2.31% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/18	Value 8/31/18	3/1/18–8/31/18*
Actual	$1,000.00	$1,365.40	$11.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.38	$ 9.91
____________
*	Expenses are equal to the Institutional Class’s annualized expense ratio of 1.95% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund – Investor Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/18	Value 8/31/18	3/1/18–8/31/18*
Actual	$1,000.00	$1,363.50	$13.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.86	$11.42
____________
*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.25% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Micro Cap Growth Fund – Institutional Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/18	Value 8/31/18	3/1/18–8/31/18*
Actual	$1,000.00	$1,376.50	$13.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.57	$11.71
____________
*	Expenses are equal to the Institutional Class’s annualized expense ratio of 2.31% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

Micro Cap Growth Fund – Investor Class
			Expenses Paid
	Beginning Account	Ending Account	During the Period
	Value 3/1/18	Value 8/31/18	3/1/18–8/31/18*
Actual	$1,000.00	$1,375.50	$15.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.39	$12.89
____________
*	Expenses are equal to the Investor Class’s annualized expense ratio of 2.54% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling toll-free 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-JACOB-FX (522-6239) or on the SEC website at http://www.sec.gov.

Holdings Disclosure

The Funds’ Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADDITIONAL TAX INFORMATION (Unaudited)

For the year ended August 31, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%.  The percentage of dividends declared from net investment income designated as qualified income is as follows:

Internet Fund	8.55%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2018 is as follows:

Internet Fund	8.55%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) is as follows:

Internet Fund	100.00%

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited)

Information about Directors

The business and affairs of the Funds are managed under the direction of the Corporation’s Board of Directors.  Information pertaining to the Directors of the Corporation is set forth below.  The Statement of Additional Information includes additional information about the Corporation’s Directors and Officers and is available, without charge, upon request by calling toll-free 1-888-JACOB-FX (522-6239).

				Number of
		Term of		Portfolios
	Position(s)	Office &		in Fund	Other
	Held	Length		Complex	Directorships
	within the	of Time	Principal Occupation	Overseen	Held by
Name, Address and Age	Corporation	Served(1)	During Past Five Years	by Director	Director
Independent Directors:
William B. Fell	Director	Since	Chief Financial Officer, Rhoads	3	None
c/o Jacob Asset Management		1999	Industries, Inc., since 2012.
727 2nd St. #106
Hermosa Beach, CA 90254
Age: 49

Christopher V. Hajinian	Director	Since	Media Production, since 2011;	3	None
c/o Jacob Asset Management		1999	Property Management, since
727 2nd St. #106			2008.
Hermosa Beach, CA 90254
Age: 49

Jeffrey I. Schwarzschild	Director	Since	Chief Counsel, California	3	None
c/o Jacob Asset Management		1999	Conservation Corps, since
727 2nd St. #106			September 2011.
Hermosa Beach, CA 90254
Age: 47

Interested Director:

Ryan I. Jacob(2)	Director,	Since	Chairman and Chief Executive	3	None
c/o Jacob Asset Management	President,	1999	Officer of the Adviser since 1999.
727 2nd St. #106	Chairman of
Hermosa Beach, CA 90254	the Board
Age: 49	and Chief
	Executive
	Officer

(continued on next page)

JACOB FUNDS INC.
ADDITIONAL INFORMATION (Unaudited) (Continued)

(continued from previous page)

Term of
	Position(s)	Office &
	Held	Length
	within the	of Time	Principal Occupation
Name, Address and Age	Corporation	Served(1)	During Past Five Years
Officers:

Francis J. Alexander(3)	Vice	Since	Member of the Adviser and portfolio manager of the
c/o Jacob Asset Management	President,	1999	Internet Fund since inception in 1999; President,
727 2nd St. #106	Secretary and		Alexander Capital Management, Inc., March 1985 to
Hermosa Beach, CA 90254	Treasurer		June 2017.
Age: 74

Shane Morris(3)	Chief	Since	Operations Manager for the Adviser since July 2008.
c/o Jacob Asset Management	Compliance	July
727 2nd St. #106	Officer and	2008
Hermosa Beach, CA 90254	Anti-Money
Age: 41	Laundering
Compliance
Officer
____________
(1)	Each Director holds office during the lifetime of the Funds, until his termination, or until the election and qualification of his successor.
(2)	Ryan I. Jacob is deemed to be an “interested person” of the Funds (as defined in the 1940 Act) because of his affiliation with the Adviser.
(3)	Francis J. Alexander and Shane Morris are related to each other as stepfather and stepson, respectively.

Annual Report

August 31, 2018

JACOB INTERNET FUND
JACOB SMALL CAP GROWTH FUND
JACOB MICRO CAP GROWTH FUND

Jacob Asset Management of New York LLC
1-888-JACOB-FX (522-6239)
www.jacobmutualfunds.com

Investment Adviser
Jacob Asset Management of New York LLC

Administrator and Transfer Agent
and Dividend Agent
U.S. Bancorp Fund Services, LLC

Underwriter and Distributor
Quasar Distributors, LLC

Custodian
U.S. Bank, N.A.

Legal Counsel
Stradley Ronon Stevens & Young, LLP

Independent Registered Public
Accounting Firm
BBD, LLP

This report has been prepared for the information of shareholders of the Jacob Internet Fund, the Jacob Small Cap Growth Fund and the Jacob Micro Cap Growth Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds’ objectives, policies, management, records and other information.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. William B. Fell is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2018	FYE 8/31/2017
Audit Fees	$40,500	$40,500
Audit-Related Fees	$0	$0
Tax Fees	$6,000	$6,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

The percentage of fees billed by BBD, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2018	FYE 8/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant’s investment adviser and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/2018	FYE 8/31/2017
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title)      /s/Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date    November 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan Jacob
Ryan Jacob, President/Principal Executive Officer

Date    November 2, 2018

By (Signature and Title)      /s/Francis Alexander
Francis Alexander, Treasurer/Principal Financial Officer

Date    November 2, 2018